Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

As of the date of the consolidated financial statements, the Group is contingently liable for the following:

●	Letters of Credit amounting to USD 2,917 thousand to the order of reinsurance companies for collateralizing insurance contract liabilities in accordance with the reinsurance arrangements (31 December 2021: USD 6,550 thousand).

●	Letter of Guarantee amounting to USD 292 thousand to the order of Friends Provident Life Assurance Limited for collateralizing a rent payment obligation in one of the Group entity’s office premises (31 December 2021: USD 327 thousand).

●	In 2021, the Group signed a legally non-binding agreement with the University of California, San Francisco Foundation to contribute an amount of USD 1,250 thousand in five instalments over five years to support cancer research projects. As at 31 December 2022, the Group has paid USD 500 thousand and the remaining three instalments amounted to USD 750 thousand shall be made equally over the years from 2023 to 2025.